Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
August 31, 2026 (Unaudited)
Columbia Quality Income Fund

Portfolio of Investments
Columbia Quality Income Fund, August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Quality Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities 22 .5%
Federal Home Loan Mortgage Corp. REMICS
(a)
Series 5513  Class MQ
30 day USD SOFR Average + 3.950%
06/25/2054
7.593%
5,521,601 5,532,671
Series 5513  Class MU
30 day USD SOFR Average + 3.950%
11/25/2054
7.593%
9,546,587 9,580,436
Series 5517  Class HT
30 day USD SOFR Average + 3.950%
03/25/2055
7.593%
4,772,710 4,777,247
Series 5532  Class MB
30 day USD SOFR Average + 3.950%
04/25/2055
7.593%
9,932,013 9,956,178
Series 5533  Class F
30 day USD SOFR Average + 3.450%
04/25/2055
7.093%
9,797,269 9,743,821
Series 5542  Class F
30 day USD SOFR Average + 4.300%
05/25/2055
7.943%
4,864,617 4,902,821
Series 5548  Class F
30 day USD SOFR Average + 4.600%
06/25/2055
8.243%
8,328,359 8,383,005
Federal Home Loan Mortgage Corp. REMICS
(b),(c)
Series 4068  Class GI
09/15/2036
2.280%
1,203,072 59,027
Series 4107  Class KS
06/15/2038
1.903%
1,109,610 53,521
Series 4620  Class AS
11/15/2042
1.938%
2,105,593 99,383
Federal Home Loan Mortgage Corp. REMICS
Series 5104  Class LH
06/25/2049
2.000%
3,915,882 3,205,099
Federal Home Loan Mortgage Corp. REMICS
(a),(c)
Series 4286  Class NS
-1.0 x 30 day USD SOFR Average + 5.786%
12/15/2043
2.149%
1,481,905 129,775
Series 4594  Class SA
-1.0 x 30 day USD SOFR Average + 5.836%
06/15/2046
2.199%
2,965,732 260,558
Series 4935  Class JS
-1.0 x 30 day USD SOFR Average + 5.936%
12/25/2049
2.292%
5,525,038 576,574
Series 4965  Class KS
-1.0 x 30 day USD SOFR Average + 5.736%
04/25/2050
2.092%
4,649,319 383,055
Series 4983  Class SY
-1.0 x 30 day USD SOFR Average + 5.986%
05/25/2050
2.342%
18,148,777 2,054,403
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 4987  Class KS
-1.0 x 30 day USD SOFR Average + 5.966%
06/25/2050
2.322%
9,787,767 1,118,626
Series 4993  Class MS
-1.0 x 30 day USD SOFR Average + 5.936%
07/25/2050
2.292%
12,949,326 1,481,604
Series 5345  Class SE
-1.0 x 30 day USD SOFR Average + 5.886%
01/15/2048
2.249%
25,345,884 2,058,228
Series 5371  Class S
-1.0 x 30 day USD SOFR Average + 5.936%
08/15/2048
2.299%
17,753,940 1,556,039
Series 5544  Class SC
-1.0 x 30 day USD SOFR Average + 7.000%
06/25/2055
3.357%
11,344,871 1,347,470
Series 5547  Class SE
-1.0 x 30 day USD SOFR Average + 5.100%
06/25/2055
1.457%
17,589,482 775,529
Series 5604  Class SN
-1.0 x 30 day USD SOFR Average + 5.550%
12/25/2055
1.907%
34,160,084 2,385,337
Federal Home Loan Mortgage Corp. REMICS
(c)
Series 4139  Class CI
05/15/2042
3.500%
782,765 40,803
Series 4177  Class IY
03/15/2043
4.000%
2,402,729 324,352
Series 4215  Class IL
07/15/2041
3.500%
72,980 1,061
Series 5105  Class ID
05/25/2051
3.000%
16,916,607 3,202,796
Federal Home Loan Mortgage Corp. STACR REMICS Trust
(a),(d)
Series 2021-DNA1  Class B2
30 day USD SOFR Average + 4.750%
01/25/2051
8.393%
4,000,000 4,471,433
Series 2021-DNA5  Class B2
30 day USD SOFR Average + 5.500%
01/25/2034
9.143%
7,000,000 8,519,487
Series 2022-DNA2  Class B1
30 day USD SOFR Average + 4.750%
02/25/2042
8.393%
4,500,000 4,576,544
Federal Home Loan Mortgage Corp. STRIPS
(c)
Series 304  Class C69
12/15/2042
4.000%
790,976 134,741
Federal Home Loan Mortgage Corp. STRIPS
(a),(c)
Series 264  Class S1
-1.0 x 30 day USD SOFR Average + 5.836%
07/15/2042
2.199%
2,255,159 165,125

Portfolio of Investments
(continued)
Columbia Quality Income Fund, August 31, 2026 (Unaudited)
Columbia Quality Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 309  Class S4
-1.0 x 30 day USD SOFR Average + 5.856%
08/15/2043
2.219%
3,132,012 242,824
Series 318  Class S1
-1.0 x 30 day USD SOFR Average + 5.836%
11/15/2043
2.199%
3,322,190 260,752
Series 326  Class S1
-1.0 x 30 day USD SOFR Average + 5.886%
03/15/2044
2.249%
1,100,129 84,122
Federal National Mortgage Association Interest STRIPS
(c)
Series 417  Class C4
02/25/2043
3.500%
4,153,620 803,721
Federal National Mortgage Association REMICS
(a),(c)
Series 2005-74  Class NI
-1.0 x 30 day USD SOFR Average + 5.966%
05/25/2035
2.322%
2,459,459 76,495
Series 2007-54  Class DI
-1.0 x 30 day USD SOFR Average + 5.986%
06/25/2037
2.342%
2,581,105 157,867
Series 2014-93  Class ES
-1.0 x 30 day USD SOFR Average + 6.036%
01/25/2045
2.392%
5,302,488 496,926
Series 2016-1  Class SJ
-1.0 x 30 day USD SOFR Average + 6.036%
02/25/2046
2.392%
9,488,906 822,172
Series 2016-101  Class SK
-1.0 x 30 day USD SOFR Average + 5.836%
01/25/2047
2.192%
11,563,954 1,033,945
Series 2016-37  Class SA
-1.0 x 30 day USD SOFR Average + 5.736%
06/25/2046
2.092%
6,186,157 499,827
Series 2016-42  Class SB
-1.0 x 30 day USD SOFR Average + 5.886%
07/25/2046
2.242%
8,830,027 809,312
Series 2017-3  Class SA
-1.0 x 30 day USD SOFR Average + 5.886%
02/25/2047
2.242%
8,055,165 643,840
Series 2017-51  Class SC
-1.0 x 30 day USD SOFR Average + 6.036%
07/25/2047
2.392%
5,913,305 530,049
Series 2017-72  Class S
-1.0 x 30 day USD SOFR Average + 3.836%
09/25/2047
0.192%
20,896,407 203,105
Series 2017-90  Class SP
-1.0 x 30 day USD SOFR Average + 6.036%
11/25/2047
2.392%
4,409,806 418,478
Series 2019-33  Class SB
-1.0 x 30 day USD SOFR Average + 5.936%
07/25/2049
2.292%
12,570,879 1,120,040
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2019-57  Class AS
-1.0 x 30 day USD SOFR Average + 5.936%
10/25/2049
2.292%
9,020,462 892,029
Series 2019-77  Class SP
-1.0 x 30 day USD SOFR Average + 5.836%
01/25/2050
2.192%
11,731,970 1,183,182
Series 2020-40  Class LS
-1.0 x 30 day USD SOFR Average + 5.966%
06/25/2050
2.322%
13,899,569 1,614,174
Series 2022-46  Class SG
-1.0 x 30 day USD SOFR Average + 6.000%
07/25/2052
2.357%
14,170,653 1,272,758
Series 2023-34  Class S
-1.0 x 30 day USD SOFR Average + 6.086%
10/25/2048
2.442%
17,033,262 1,738,641
Series 2025-45  Class SC
-1.0 x 30 day USD SOFR Average + 5.800%
06/25/2055
2.157%
20,481,421 1,310,366
Series 2026-16  Class SA
-1.0 x 30 day USD SOFR Average + 5.650%
03/25/2056
2.007%
28,487,752 2,078,193
Federal National Mortgage Association REMICS
(b),(c)
Series 2006-5  Class N1
08/25/2034
0.000%
1,302,750 13
Federal National Mortgage Association REMICS
(c)
Series 2012-144  Class HI
07/25/2042
3.500%
739,061 48,246
Series 2013-1  Class AI
02/25/2043
3.500%
1,149,173 153,000
Series 2020-55  Class MI
08/25/2050
2.500%
15,718,350 2,531,822
Series 2021-13
03/25/2051
3.000%
12,146,387 2,424,534
Series 2021-54  Class LI
04/25/2049
2.500%
16,900,831 2,270,488
Federal National Mortgage Association REMICS
(a)
Series 2025-12  Class LF
30 day USD SOFR Average + 3.950%
03/25/2055
7.593%
13,118,958 13,135,119
Series 2025-16  Class MA
30 day USD SOFR Average + 3.950%
01/25/2055
7.593%
4,323,626 4,338,425
Series 2025-86  Class FH
30 day USD SOFR Average + 0.850%
Floor 0.850%
09/25/2055
4.493%
11,658,761 11,551,998
Government National Mortgage Association REMICS
(c)
Series 2012-121  Class PI
09/16/2042
4.500%
1,173,548 147,148
Series 2014-131  Class EI
09/16/2039
4.000%
2,076,363 92,950

Portfolio of Investments
(continued)
Columbia Quality Income Fund, August 31, 2026 (Unaudited)
Columbia Quality Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2015-175  Class AI
10/16/2038
3.500%
5,887,453 333,327
Series 2020-138  Class IN
09/20/2050
2.500%
10,987,146 1,798,994
Series 2020-191  Class TI
12/20/2050
2.500%
7,098,761 950,714
Series 2020-191  Class UC
12/20/2050
4.000%
13,339,638 2,989,592
Series 2021-1  Class IB
01/20/2051
2.500%
16,063,669 2,405,575
Series 2021-111  Class AI
06/20/2051
2.500%
14,014,079 2,056,146
Series 2021-119  Class LI
07/20/2051
3.000%
15,730,712 2,695,879
Series 2021-122  Class HI
11/20/2050
2.500%
13,315,547 1,719,626
Series 2021-142  Class IX
08/20/2051
2.500%
18,252,872 2,418,228
Series 2021-146  Class IK
08/20/2051
3.500%
16,705,445 3,200,967
Series 2021-158  Class VI
09/20/2051
3.000%
13,697,981 2,274,309
Series 2021-159  Class IP
09/20/2051
3.000%
10,330,194 1,745,472
Series 2021-27  Class IN
02/20/2051
2.500%
9,960,342 1,457,912
Series 2021-67  Class GI
04/20/2051
3.000%
14,825,231 2,569,849
Series 2021-8  Class BI
01/20/2051
2.500%
16,154,022 2,693,570
Government National Mortgage Association REMICS
Series 2024-80  Class DT
05/20/2064
3.000%
7,573,456 6,410,889
Series 2024-80  Class PT
05/20/2064
3.500%
11,338,809 9,960,852
Government National Mortgage Association REMICS
(a),(c)
Series 2014-131  Class BS
-1.0 x 1 mo. USD Term SOFR + 6.086%
09/16/2044
2.446%
7,661,653 709,383
Series 2017-170  Class QS
-1.0 x 1 mo. USD Term SOFR + 6.086%
11/20/2047
2.433%
4,641,853 454,814
Series 2018-1  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
01/20/2048
2.433%
5,648,657 586,035
Series 2018-105  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
08/20/2048
2.433%
4,217,380 384,232
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2018-139  Class KS
-1.0 x 1 mo. USD Term SOFR + 6.036%
10/20/2048
2.383%
2,721,310 265,839
Series 2018-155  Class LS
-1.0 x 1 mo. USD Term SOFR + 6.036%
11/20/2048
2.383%
5,497,652 508,256
Series 2018-21  Class WS
-1.0 x 1 mo. USD Term SOFR + 6.086%
02/20/2048
2.433%
5,187,714 600,995
Series 2018-40  Class SC
-1.0 x 1 mo. USD Term SOFR + 6.086%
03/20/2048
2.433%
3,164,848 290,691
Series 2018-63  Class HS
-1.0 x 1 mo. USD Term SOFR + 6.086%
04/20/2048
2.433%
3,620,121 365,539
Series 2018-94  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
05/20/2048
2.433%
5,041,689 578,835
Series 2018-97  Class MS
-1.0 x 1 mo. USD Term SOFR + 6.086%
07/20/2048
2.433%
4,229,449 398,744
Series 2019-117  Class SA
-1.0 x 1 mo. USD Term SOFR + 5.986%
09/20/2049
2.333%
9,451,272 911,838
Series 2019-119  Class GS
-1.0 x 1 mo. USD Term SOFR + 5.986%
09/20/2049
2.333%
5,158,750 403,991
Series 2019-21  Class SH
-1.0 x 1 mo. USD Term SOFR + 5.936%
02/20/2049
2.283%
4,744,462 378,483
Series 2019-23  Class SQ
-1.0 x 1 mo. USD Term SOFR + 5.936%
02/20/2049
2.283%
5,404,096 563,588
Series 2019-43  Class SE
-1.0 x 1 mo. USD Term SOFR + 5.986%
04/20/2049
2.333%
8,788,427 800,023
Series 2019-52  Class AS
-1.0 x 1 mo. USD Term SOFR + 5.936%
04/16/2049
2.296%
12,669,311 1,448,347
Series 2019-92  Class SD
-1.0 x 1 mo. USD Term SOFR + 5.986%
07/20/2049
2.333%
11,506,911 1,107,434
Series 2020-104  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
07/20/2050
2.433%
8,606,886 860,919
Series 2020-125  Class AS
-1.0 x 1 mo. USD Term SOFR + 6.136%
08/20/2050
2.483%
14,156,699 1,559,842
Series 2020-125  Class SD
-1.0 x 1 mo. USD Term SOFR + 6.136%
08/20/2050
2.483%
9,937,621 1,115,467

Portfolio of Investments
(continued)
Columbia Quality Income Fund, August 31, 2026 (Unaudited)
Columbia Quality Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2020-77  Class GS
-1.0 x 1 mo. USD Term SOFR + 5.936%
05/20/2049
2.283%
11,596,742 794,187
Series 2020-79  Class S
-1.0 x 1 mo. USD Term SOFR + 5.986%
06/20/2050
2.333%
8,752,210 860,687
Series 2021-117  Class ES
-1.0 x 1 mo. USD Term SOFR + 6.186%
07/20/2051
2.533%
14,780,564 1,591,446
Series 2021-161  Class SM
-1.0 x 1 mo. USD Term SOFR + 6.186%
09/20/2051
2.533%
15,786,511 1,836,715
Series 2021-193  Class ES
-1.0 x 30 day USD SOFR Average + 1.700%
11/20/2051
0.000%
117,520,824 157,125
Series 2021-46  Class SE
-1.0 x 1 mo. USD Term SOFR + 6.186%
03/20/2051
2.533%
16,533,902 1,808,814
Series 2022-126  Class SN
-1.0 x 30 day USD SOFR Average + 5.970%
07/20/2052
2.331%
16,828,340 1,527,019
Series 2022-128  Class SD
-1.0 x 30 day USD SOFR Average + 5.980%
07/20/2052
2.341%
15,001,518 1,243,581
Series 2022-152  Class SA
-1.0 x 30 day USD SOFR Average + 6.050%
09/20/2052
2.411%
24,729,361 2,059,347
Series 2022-190  Class CS
-1.0 x 1 mo. USD Term SOFR + 5.936%
11/20/2049
2.283%
20,757,693 1,320,403
Series 2022-190  Class GS
-1.0 x 1 mo. USD Term SOFR + 6.036%
07/20/2049
2.383%
24,211,702 2,398,699
Series 2023-100  Class KS
-1.0 x 30 day USD SOFR Average + 6.850%
07/20/2053
3.211%
18,367,393 1,501,498
Series 2023-100  Class SC
-1.0 x 1 mo. USD Term SOFR + 5.936%
09/20/2049
2.283%
22,404,543 2,051,828
Series 2023-113  Class CS
-1.0 x 30 day USD SOFR Average + 5.730%
08/20/2053
2.091%
11,982,837 719,768
Series 2023-113  Class HS
-1.0 x 1 mo. USD Term SOFR + 5.936%
09/20/2049
2.283%
26,274,766 2,305,280
Series 2023-141  Class SQ
-1.0 x 1 mo. USD Term SOFR + 5.936%
12/20/2049
2.283%
19,192,351 1,723,842
Series 2023-17  Class NS
-1.0 x 30 day USD SOFR Average + 6.150%
02/20/2053
2.511%
17,904,509 1,601,152
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2023-17  Class SY
-1.0 x 1 mo. USD Term SOFR + 5.936%
05/20/2050
2.283%
18,617,238 1,536,052
Series 2023-47  Class AS
-1.0 x 30 day USD SOFR Average + 6.350%
03/20/2053
2.711%
11,030,068 850,016
Series 2023-81  Class SB
-1.0 x 30 day USD SOFR Average + 6.050%
06/20/2053
2.411%
11,282,797 752,196
Series 2024-64  Class DS
-1.0 x 30 day USD SOFR Average + 5.400%
04/20/2054
1.761%
22,836,156 1,102,877
Series 2024-79  Class SH
-1.0 x 30 day USD SOFR Average + 7.250%
05/20/2054
3.611%
12,315,770 1,536,376
Series 2024-95  Class SW
-1.0 x 30 day USD SOFR Average + 5.400%
06/20/2054
1.761%
13,171,168 719,326
Series 2024-97  Class KS
-1.0 x 30 day USD SOFR Average + 7.300%
06/20/2054
3.661%
16,689,932 2,336,078
Series 2025-131  Class NS
-1.0 x 30 day USD SOFR Average + 7.150%
08/20/2055
3.511%
23,186,254 2,497,071
Series 2025-150  Class MS
-1.0 x 30 day USD SOFR Average + 4.350%
09/20/2055
0.711%
67,254,771 1,414,617
Series 2026-107  Class GS
-1.0 x 30 day USD SOFR Average + 5.600%
06/20/2056
1.961%
32,542,801 1,998,151
Series 2026-63  Class SC
-1.0 x 30 day USD SOFR Average + 5.600%
04/20/2056
1.961%
17,639,207 1,088,794
Government National Mortgage Association REMICS
(a)
Series 2023-140  Class JS
-2.5 x 30 day USD SOFR Average + 16.050%
09/20/2053
6.995%
1,216,092 1,149,237
Series 2025-39  Class M
30 day USD SOFR Average + 4.000%
03/20/2055
7.639%
5,151,062 5,000,871
Series 2026-106  Class M
30 day USD SOFR Average + 2.910%
06/20/2056
6.549%
4,982,263 4,724,770
Series 2026-99  Class MB
30 day USD SOFR Average + 4.300%
06/20/2056
7.939%
4,639,421 4,476,250
Vendee Mortgage Trust
(b),(c)
Series 1998-1  Class 2
03/15/2028
0.000%
100,839 0

Portfolio of Investments
(continued)
Columbia Quality Income Fund, August 31, 2026 (Unaudited)
Columbia Quality Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 1998-3
03/15/2029
0.000%
97,447 0
1 1 1 1 1
Total Agency Collateralized Mortgage Obligation Securities
(Cost $ 302,765,700 ) 265,502,579
Agency Commercial Mortgage-Backed Securities 0 .4%
Government National Mortgage Association
(b),(c)
Series 2019-102  Class IB
03/16/2060
0.836%
11,428,952 492,044
Series 2019-118
06/16/2061
0.759%
15,425,509 717,076
Series 2019-131
07/16/2061
0.803%
23,676,975 1,355,971
Series 2019-134
08/16/2061
0.643%
15,908,290 636,513
Series 2019-139
11/16/2061
0.670%
16,842,370 680,317
Series 2020-19
12/16/2061
0.734%
15,807,947 680,349
Series 2020-3
02/16/2062
0.616%
17,973,607 606,962
1 1 1 1 1
Total Agency Commercial Mortgage-Backed Securities
(Cost $ 16,592,439 ) 5,169,232
Agency Mortgage-Backed Securities 65 .6%
Federal Home Loan Mortgage Corp.
06/01/2030
5.500%
259,900 260,985
05/01/2036
2.000%
3,878,336 3,515,918
03/01/2042
3.500%
2,192,726 2,037,702
05/01/2042
3.500%
1,598,700 1,484,793
07/01/2042
3.500%
5,126,842 4,721,595
11/01/2043
3.000%
7,753,391 6,913,460
06/01/2044
3.500%
3,227,192 2,981,761
08/01/2044
4.000%
4,260,554 4,019,614
12/01/2044
3.500%
3,121,913 2,852,098
10/01/2045
3.500%
5,436,594 4,952,144
11/01/2045
4.000%
2,499,565 2,333,699
11/01/2045
4.000%
942,377 883,387
11/01/2046
3.500%
2,913,719 2,647,297
11/01/2048
4.000%
7,329,325 6,801,919
02/01/2051
2.500%
17,149,503 14,283,134
11/01/2051
3.000%
11,521,753 9,925,808
12/01/2052
4.000%
10,735,141 9,853,314
12/01/2052
5.000%
13,645,194 13,444,046
09/01/2054
5.000%
10,034,722 9,821,494
09/01/2054
6.000%
7,355,352 7,470,625
07/01/2055
6.000%
7,977,271 8,126,110
06/01/2056
5.000%
12,552,108 12,169,271
Federal National Mortgage Association
03/01/2036
4.500%
1,746,674 1,710,779
09/01/2036
6.500%
569,762 587,369
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities (continued)
05/01/2039
4.500%
1,170,728 1,135,810
01/01/2042
4.000%
1,219,190 1,157,128
08/01/2042
3.500%
3,189,891 2,960,057
09/01/2046
3.500%
2,780,282 2,515,174
11/01/2046
3.000%
6,319,252 5,641,597
11/01/2046
3.500%
2,863,127 2,600,382
01/01/2047
3.000%
11,318,112 9,998,519
10/01/2049
3.000%
10,807,399 9,414,466
08/01/2050
3.000%
12,317,978 10,607,626
10/01/2050
2.000%
13,546,828 10,889,922
12/01/2050
2.500%
12,702,181 10,616,441
04/01/2051
2.000%
22,818,473 18,093,345
04/01/2051
2.000%
17,146,990 13,596,354
05/01/2051
2.000%
20,513,735 16,418,312
05/01/2051
2.500%
17,676,216 14,644,545
01/01/2052
2.000%
6,577,446 5,189,867
03/01/2052
2.000%
16,802,781 13,302,104
05/01/2052
3.500%
17,204,857 15,278,239
06/01/2052
3.000%
15,929,580 13,769,459
09/01/2052
5.000%
10,350,179 10,050,060
11/01/2052
4.500%
22,668,130 21,430,740
06/01/2053
5.000%
13,538,211 13,149,692
09/01/2053
5.000%
6,500,725 6,386,751
08/01/2055
6.000%
9,422,471 9,529,576
04/01/2056
4.500%
13,316,888 12,527,645
Federal National Mortgage Association
(e)
08/01/2052
4.000%
28,077,604 25,896,640
Government National Mortgage Association
12/15/2031
6.500%
21,571 22,049
02/15/2032
6.500%
65,568 66,269
01/15/2039
5.000%
625,710 620,165
03/15/2040
5.000%
269,028 271,300
05/15/2040
5.000%
307,191 310,683
05/15/2040
5.000%
149,274 150,224
08/20/2040
5.000%
1,730,974 1,717,230
Government National Mortgage Association
(e)
04/20/2048
4.500%
4,904,619 4,688,206
Government National Mortgage Association, TBA
(f)
09/01/2056
2.000%
12,000,000 9,616,453
09/01/2056
3.000%
17,000,000 14,771,920
09/01/2056
4.500%
65,000,000 60,836,641
Uniform Mortgage-Backed Security, TBA
(f)
09/01/2041
3.000%
36,000,000 33,518,094
09/01/2056
3.500%
40,000,000 35,460,937
09/01/2056
4.500%
43,000,000 40,348,576
09/01/2056
5.000%
43,000,000 41,475,716
09/01/2056
5.500%
102,000,000 100,950,706
09/01/2056
6.000%
19,000,000 19,206,485
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 818,256,411 ) 774,630,427

Portfolio of Investments
(continued)
Columbia Quality Income Fund, August 31, 2026 (Unaudited)
Columbia Quality Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities 17 .6%
ACHM Trust
(b),(d)
Series 2026-HE1  Class A
08/25/2056
5.820%
5,852,414 5,845,811
ACHV ABS Trust
(d)
Series 2024-1PL  Class C
04/25/2031
6.420%
437,383 438,827
Affirm Asset Securitization Trust
(d),(g),(h),(i)
Series 2024-X2  Class CERT
12/17/2029
0.000%
22,000 125,725
ASPWP
(b),(d),(j)
03/29/2029
6.542%
5,921,405 5,921,405
Exeter Automobile Receivables Trust
(d)
Series 2025-2A  Class E
10/15/2032
7.810%
5,230,000 5,416,672
FIGRE Trust
(b),(d)
Series 2023-HE3  Class C
11/25/2053
7.310%
1,608,191 1,639,474
Series 2025-PF2  Class A
10/25/2055
5.017%
2,379,412 2,340,557
Series 2026-EXP1  Class D
06/25/2056
6.846%
8,200,000 8,076,920
GLS Auto Receivables Issuer Trust
(d)
Series 2026-3A  Class E
08/15/2033
7.200%
2,700,000 2,693,693
Home Partners of America Trust
(d)
Series 2021-2  Class B
12/17/2026
2.302%
15,976,766 15,837,604
HTAP Issuer Trust
(d)
Series 2024-2  Class A
04/25/2042
6.500%
5,694,681 5,659,595
MPOWER Education Trust
(d)
Series 2025-1  Class A
12/22/2042
6.250%
5,946,631 5,890,070
Series 2025-1  Class B
12/22/2042
8.180%
2,000,000 2,020,050
Series 2025-A  Class A
07/21/2042
6.620%
1,326,213 1,337,037
NetCredit Combined Receivables A LLC
(d)
Series 2025-A  Class A
10/20/2031
7.290%
848,321 852,935
NetCredit Combined Receivables B LLC
(d)
Series 2026-A  Class A
09/20/2032
5.880%
4,210,000 4,209,808
Series 2026-A  Class B
09/20/2032
7.680%
2,100,000 2,118,179
NRZ Excess Spread-Collateralized Notes
(d)
Series 2021-GNT1  Class A
11/25/2026
3.474%
1,301,998 1,296,308
Pagaya AI Debt Grantor Trust
(d)
Series 2024-10  Class B
06/15/2032
5.750%
1,397,176 1,396,397
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Series 2024-9  Class C
03/15/2032
5.774%
1,044,739 1,043,849
Series 2025-5  Class D
03/15/2033
5.865%
2,499,903 2,494,762
Series 2026-1  Class B
09/15/2033
5.370%
5,606,344 5,565,029
Series 2026-2  Class B
11/15/2033
6.029%
9,747,499 9,679,031
Series 2026-3  Class B
12/15/2033
6.201%
6,420,000 6,389,176
Series 2026-4  Class D
01/16/2034
6.857%
5,738,410 5,737,472
Point Securitization Trust
(d)
Series 2026-1  Class A1
02/25/2056
5.250%
9,175,121 8,953,170
Series 2026-2  Class A1
07/25/2056
5.250%
10,300,000 9,949,795
PRPM LLC
(d)
Series 2026-4  Class M1
06/25/2031
9.561%
6,064,000 6,037,196
RCO IX Mortgage LLC
(d)
Series 2025-4  Class A1
10/25/2030
5.310%
6,271,531 6,246,893
Research-Driven Pagaya Motor Asset Trust
(d)
Series 2026-2A  Class A4
02/26/2035
5.620%
2,390,000 2,379,285
Series 2026-3A  Class B
03/26/2035
6.761%
8,150,000 8,119,140
Series 2026-R1A  Class A
07/25/2034
5.659%
4,198,589 4,171,173
Research-Driven Pagaya Motor Asset Trust IV
(d)
Series 2021-2A  Class A
03/25/2030
2.650%
685,101 682,958
SAIF Securitization Trust
(d)
Series 2025-CES1  Class A3
06/25/2065
5.991%
2,250,000 2,242,631
Saluda Grade Alternative Mortgage Trust
(b),(d)
Series 2023-FIG4  Class CE
11/25/2053
5.064%
2,337,095 4,273,544
Saluda Grade Alternative Mortgage Trust
(a),(d)
Series 2026-LOC6  Class B1
1 mo. USD Term SOFR + 3.900%
Floor 3.900%
06/25/2056
7.567%
6,000,000 5,999,955
Series 2026-LOC6  Class B2
1 mo. USD Term SOFR + 4.900%
Floor 4.900%
06/25/2056
8.567%
3,000,000 2,999,971

Portfolio of Investments
(continued)
Columbia Quality Income Fund, August 31, 2026 (Unaudited)
Columbia Quality Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
STAR Trust
(a),(d)
Series 2025-SFR6  Class A
1 mo. USD Term SOFR + 1.400%
Floor 1.400%
08/17/2042
5.040%
8,000,000 8,001,354
Truist Bank Auto Credit-Linked Notes
(d)
Series 2026-1  Class C
06/26/2034
7.196%
3,553,664 3,548,627
Unlock HEA Trust
(d)
Series 2023-1  Class A
10/25/2038
7.000%
2,941,721 2,933,307
Upgrade Master Pass-Thru Trust
(d)
Series 2026-ST2  Class E
06/15/2034
7.735%
1,000,000 1,000,696
Upstart Securitization Trust
(d)
Series 2024-1  Class B
11/20/2034
6.240%
5,100,000 5,117,879
Series 2025-4  Class D
11/20/2035
7.670%
3,000,000 3,058,904
Series 2026-2  Class C
05/20/2036
5.830%
3,250,000 3,233,347
Series 2026-2  Class D
05/20/2036
7.350%
7,000,000 7,007,636
Vista Point Securitization Trust
(d)
Series 2024-CES3  Class A3
01/25/2055
6.194%
5,000,000 5,009,230
Series 2025-CES2  Class A2
08/25/2055
5.768%
3,050,000 3,033,466
1 1 1 1 1
Total Non-Agency Asset-Backed Securities
(Cost $ 209,229,921 ) 208,026,543
Non-Agency Collateralized Loan Obligations Securities 2 .8%
Bain Capital Credit CLO Ltd.
(a),(d)
Series 2019-4A  Class DRR
3 mo. USD Term SOFR + 2.900%
Floor 2.900%
04/23/2035 6.652% 5,000,000 4,891,900
GoldenTree Loan Management U.S. CLO 30
Ltd.
(a),(d)
Series 2026-30A  Class D
3 mo. USD Term SOFR + 2.450%
Floor 2.450%
07/20/2039 6.228% 3,400,000 3,425,793
Invesco U.S. CLO Ltd.
(a),(d)
Series 2026-1A  Class E
3 mo. USD Term SOFR + 6.030%
Floor 6.030%
04/15/2039 9.711% 3,000,000 3,024,366
Magnetite XVII Ltd.
(a),(d)
Series 2016-17A  Class D1R3
3 mo. USD Term SOFR + 2.600%
Floor 2.600%
07/25/2039 6.192% 4,850,000 4,870,845
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
Palmer Square CLO Ltd.
(a),(d)
Series 2026-2A  Class D
3 mo. USD Term SOFR + 2.450%
Floor 2.450%
07/20/2039 6.198% 3,950,000 3,979,179
Sounds Point CLO IV-R Ltd.
(a),(d)
Series 2013-3RA  Class B
3 mo. USD Term SOFR + 2.012%
Floor 1.750%
04/18/2031 5.741% 10,000,000 10,019,450
Voya CLO Ltd.
(a),(d)
Series 2026-2A  Class D1
3 mo. USD Term SOFR + 2.550%
Floor 2.550%
07/15/2039 6.301% 3,050,000 3,044,107
1 1 1 1 1
Total Non-Agency Collateralized Loan Obligations Securities
(Cost $ 33,008,938 ) 33,255,640
Non-Agency Collateralized Mortgage Obligation Securities 16 .4%
A&D Mortgage Trust
(b),(d)
Series 2024-NQM1  Class B1
02/25/2069
8.411%
2,000,000 2,012,403
A&D Mortgage Trust
(d)
Series 2024-NQM1  Class A1
02/25/2069
6.195%
1,254,699 1,254,491
Series 2025-NQM4  Class A1
10/25/2070
5.225%
4,639,266 4,595,776
Arroyo Mortgage Trust
(b),(d)
Series 2019-3  Class M1
10/25/2048
4.204%
2,900,000 2,725,552
BCAT
(b),(d)
06/12/2031
5.606%
5,476,234 5,457,763
Castlelake Residential Mortgage Trust
(d)
Series 2026-RTL1  Class A2
08/25/2041
6.184%
3,000,000 2,989,119
Center Street Lending Resi-Investor ABS Mortgage Trust
(d)
Series 2026-RTL1  Class A1
12/25/2030
5.375%
9,150,000 9,058,019
CHNGE Mortgage Trust
(b),(d)
Series 2022-2  Class A1
03/25/2067
4.757%
4,966,256 4,916,337
Series 2023-4  Class M1
09/25/2058
8.379%
5,480,320 5,462,606
CHNGE Mortgage Trust
(d)
Series 2023-3  Class A1
07/25/2058
7.100%
1,479,121 1,477,190
Series 2023-4  Class A1
09/25/2058
7.573%
1,211,629 1,213,022
CIM Trust
(d)
Series 2026-NR1  Class A1
07/25/2065
5.000%
9,713,036 9,424,952

Portfolio of Investments
(continued)
Columbia Quality Income Fund, August 31, 2026 (Unaudited)
Columbia Quality Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Citigroup Mortgage Loan Trust, Inc.
(b),(d)
Series 2009-11  Class 1A2
02/25/2037
6.244%
126,798 125,782
Series 2014-A  Class B2
01/25/2035
5.489%
142,861 142,210
Citigroup Mortgage Loan Trust, Inc.
(d)
Series 2015-RP2  Class B2
01/25/2053
4.250%
1,734,487 1,682,911
CSMC Trust
(b),(d)
Series 2022-ATH1  Class A2
01/25/2067
3.405%
2,214,816 2,058,722
Series 2022-NQM1  Class A3
11/25/2066
2.675%
4,023,503 3,430,755
Easy Street Mortgage Loan Trust
(d)
Series 2025-RTL1  Class A1
05/25/2040
6.456%
4,350,000 4,368,609
Series 2025-RTL2  Class A1
10/25/2040
5.606%
8,300,000 8,253,014
GCAT Trust
(b),(d)
Series 2021-CM1  Class A
04/25/2065
2.469%
902,469 869,817
Series 2023-NQM4  Class A1
05/25/2067
4.250%
4,993,381 4,675,150
HOMES Trust
(d)
Series 2026-INV1  Class A1D
08/25/2060
5.077%
5,768,390 5,667,950
Imperial Fund Mortgage Trust
(b),(d)
Series 2021-NQM4  Class A3
01/25/2057
2.450%
5,675,172 5,023,854
Legacy Mortgage Asset Trust
(d)
Series 2021-GS1  Class A1
10/25/2066
5.892%
2,324,985 2,330,386
Mello Mortgage Capital Acceptance
(d)
Series 2024-SD1  Class M1
04/25/2054
4.000%
2,789,000 2,676,820
MFA Trust
(d)
Series 2026-INVR1  Class A2
12/25/2059
5.589%
3,383,419 3,349,759
Morgan Stanley Residential Mortgage Loan Trust
(b),(d),(e)
Series 2026-NEW2  Class A1
08/25/2071
5.764%
6,536,227 6,520,479
Morgan Stanley Residential Mortgage Loan Trust
(b),(d)
Series 2025-SPL1  Class A1
02/25/2065
4.250%
5,342,826 5,124,787
New Residential Mortgage Loan Trust
(b),(c),(d)
Series 2014-1A  Class A
01/25/2054
2.083%
4,999,767 182,670
New Residential Mortgage Loan Trust
(b),(d)
Series 2019-RPL3  Class B3
07/25/2059
3.960%
12,000,000 9,715,601
Series 2022-NQM2  Class A2
03/27/2062
3.699%
4,420,000 3,522,169
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
New York Mortgage Trust
(d)
Series 2026-RR1  Class A
09/28/2065
6.879%
10,600,000 10,564,705
OBX Trust
(b),(d)
Series 2022-NQM3  Class A2
01/25/2062
3.833%
5,264,000 4,267,583
PRKCM Trust
(b),(d)
Series 2022-AFC1  Class A3
04/25/2057
4.100%
3,242,306 3,025,407
PRPM LLC
(d)
Series 2023-RCF2  Class A3
11/25/2053
4.000%
5,000,000 4,904,145
Series 2024-RCF1  Class A2
01/25/2054
4.000%
3,600,000 3,526,104
Series 2024-RCF1  Class A3
01/25/2054
4.000%
4,200,000 4,104,527
Series 2025-RCF3  Class A2
07/25/2055
5.250%
2,750,000 2,706,589
Series 2025-RCF3  Class A3
07/25/2055
5.250%
2,000,000 1,958,932
Series 2025-RCF4  Class M1A
08/25/2055
4.500%
2,200,000 2,089,447
PRPM Trust
(b),(d)
Series 2025-NQM4  Class A1
07/25/2070
4.980%
2,548,169 2,516,118
RCO Trust
(d)
Series 2025-PR1  Class A
03/02/2055
6.250%
4,283,470 4,205,588
Redwood Funding HEI LLC
(d),(j)
Series 2026-HEI1  Class A
07/25/2030
7.473%
8,882,768 8,882,768
RUN Trust
(b),(d)
Series 2022-NQM1  Class M1
03/25/2067
4.008%
5,000,000 4,150,529
SG Residential Mortgage Trust
(b),(d)
Series 2019-3  Class M1
09/25/2059
3.526%
2,029,458 2,002,879
Splitero Trust
(d)
Series 2025-1  Class A1
12/25/2055
5.750%
4,208,250 4,124,263
Verus Securitization Trust
(b),(d)
Series 2022-3  Class A3
02/25/2067
4.130%
9,594,378 8,969,023
Visio Trust
(d)
Series 2021-1R  Class A3
05/25/2056
1.688%
892,733 840,562
1 1 1 1 1
Total Non-Agency Collateralized Mortgage Obligation Securities
(Cost $ 189,714,480 ) 193,147,844

Portfolio of Investments
(continued)
Columbia Quality Income Fund, August 31, 2026 (Unaudited)
Columbia Quality Income Fund | 2026

Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities 1 .1%
BHMS Commercial Mortgage Trust
(a),(d)
Series 2025-ATLS  Class A
1 mo. USD Term SOFR + 1.850%
Floor 1.850%
08/15/2042
5.489%
3,700,000 3,709,250
CSMC OA LLC
(d)
Series 2014-USA  Class F
09/15/2037
4.373%
550,000 404,092
CSMC Trust
(d)
Series 2014-USA  Class E
09/15/2037
4.373%
1,500,000 1,218,431
Hilton USA Trust
(d)
Series 2016-SFP  Class D
11/05/2035
4.927%
5,000,000 564,557
Series 2016-SFP  Class F
11/05/2035
6.155%
8,700,000 174,892
KSL Commercial Mortgage Trust
(a),(d)
Series 2026-HT3  Class D
1 mo. USD Term SOFR + 2.750%
Floor 2.750%
06/15/2043
6.389%
4,700,000 4,705,873
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
SFO Commercial Mortgage Trust
(a),(d)
Series 2021-555  Class A
1 mo. USD Term SOFR + 1.514%
Floor 1.150%
05/15/2038
5.153%
1,750,000 1,747,813
1 1 1 1 1
Total Non-Agency Commercial Mortgage-Backed Securities
(Cost $ 25,563,462 ) 12,524,908
..
Value ($)
Call Option Contracts Purchased 0 .0%
(Cost $ 5,680,606 ) 49,288
. Shares
.....
Value ($)
Money Market Funds 3 .4%
Columbia Short-Term Cash Fund, 3.871%
(k),(l)
40,299,773 40,279,623
1 1 1
Total Money Market Funds
(Cost $ 40,279,623 ) 40,279,623
Total Investments in Securities
(Cost $ 1,641,091,580 ) 1,532,586,084
Other Assets & Liabilities, Net (352,233,725)
Net Assets 1,180,352,359
(a) Variable rate security. The interest rate shown was the current rate as of August 31, 2026.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2026.
(c) Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(d) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $464,838,829, which represents 39.38% of total net assets.
(e) This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(f) Represents a security purchased on a when-issued basis.
(g) Zero coupon bond.
(h) Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions
(i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2026 and is not reflective of the cash flow payments. The security is represented in shares.
(i) Principal amount represents ownership shares of the Trust.
(j) Valuation based on significant unobservable inputs.
(k) The rate shown is the seven-day current annualized yield at August 31, 2026.

Portfolio of Investments
(continued)
Columbia Quality Income Fund, August 31, 2026 (Unaudited)
Columbia Quality Income Fund | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period shares
Columbia Short-Term Cash Fund
28,342,156
192,335,995
(180,398,528)
—
40,279,623
—
3,296
290,408
40,299,773
1
At August 31, 2026, securities and/or cash totaling $18,848,672 were pledged as collateral.
Investments in Derivatives
(l) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended
August 31, 2026 are as follows:
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
Ultra U.S. Treasury Bond Futures 88 12/2026 USD 9,682,750 — (11,673)
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures (1,046) 12/2026 USD (112,608,437) 343,219 —
CBOT 2 Year U.S. Treasury Notes Futures (523) 12/2026 USD (107,337,579) 164,536 —
CBOT 5 Year U.S. Treasury Notes Futures (1,185) 12/2026 USD (125,258,203) 611,015 —
CBOT U.S. Long Bond Futures (357) 12/2026 USD (38,779,125) — (67,090)
Total 1,118,770 (67,090)
OTC Option Contracts Purchased
Call option contracts purchased
Description Counterparty
Trading
currency
Notional
amount
Number of
contracts
Exercise
price/Rate
Expiration
date Cost ($) Value ($)
10 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR Citibank NA USD 100,000,000 100,000,000 3.50 12/01/2026 1,735,000 29,980
30 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR
Morgan Stanley
Capital Services
LLC USD 30,503,000 30,503,000 3.50 10/29/2026 825,106 2,135
5 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR Citibank NA USD 130,000,000 130,000,000 3.40 09/08/2026 1,280,500 13
5 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR Citibank NA USD 200,000,000 200,000,000 3.50 10/08/2026 1,840,000 17,160
Total 5,680,606 49,288
OTC Credit default swap contracts - buy protection
Reference entity Counterparty
Maturity
date
Pay
fixed
rate
(%)
Payment
frequency
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CMBX.NA.BBB-.11 Citibank NA 11/18/2054 — Monthly USD 5,000,000 511,933 629,788 — — (117,855)

Portfolio of Investments
(continued)
Columbia Quality Income Fund, August 31, 2026 (Unaudited)
Columbia Quality Income Fund | 2026

Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
OTC Credit default swap contracts - sell protection
Reference entity Counterparty
Maturity
date
Receive
fixed
rate
(%)
Payment
frequency
Implied
credit
spread
(%)
*
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CMBX.
NA.BBB-.10 Citibank NA 11/17/2059 3.000
Upon
Default
0.030
USD 4,695,241 (1,342,338) — (892,384) — (449,954)
CMBX.
NA.BBB-.10 Citibank NA 11/17/2059 3.000
Upon
Default
0.030
USD 4,695,241 (1,342,338) — (505,783) — (836,555)
CMBX.
NA.BBB-.16
Goldman
Sachs
International 04/17/2065 3.000
Upon
Default
0.030
USD 5,000,000 (915,865) — (624,080) — (291,785)
CMBX.
NA.BBB-.17
Goldman
Sachs
International 12/15/2056 3.000
Upon
Default
0.030
USD 18,000,000 (2,616,035) — (2,611,935) — (4,100)
CMBX.
NA.BBB-.17
Goldman
Sachs
International 12/15/2056 3.000
Upon
Default
0.030
USD 3,000,000 (436,006) — (281,663) — (154,343)
CMBX.
NA.BBB-.10
Morgan
Stanley
Capital
Services LLC 11/17/2059 3.000
Upon
Default
0.030
USD 9,390,482 (2,684,675) — (1,316,284) — (1,368,391)
CMBX.
NA.BBB-.18
Morgan
Stanley
Capital
Services LLC 12/17/2057 3.000
Upon
Default
0.030
USD 10,000,000 (742,716) — (887,117) 144,401 —
CMBX.
NA.BBB-.18
Morgan
Stanley
Capital
Services LLC 12/17/2057 3.000
Upon
Default
0.030
USD 13,000,000 (965,532) — (1,072,888) 107,356 —
CMBX.
NA.BBB-.7
Morgan
Stanley
Capital
Services LLC 01/17/2047 3.000
Upon
Default
0.030
USD 1,578,208 (139,347) — (98,843) — (40,504)
Total (11,184,852) — (8,290,977) 251,757 (3,145,632)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Abbreviation Legend
REMIC(S) Real Estate Mortgage Investment Conduit(s)
SOFR Secured Overnight Financing Rate
STRIPS Separate Trading of Registered Interest and Principal Securities
TBA To Be Announced
Currency Legend
USD US Dollar

1QT236_(10/26)
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